United States
 Securities And Exchange Commission
         Washington, DC  20549

                    FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2001

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
                  34th Floor
                  New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY November 14, 2001

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name


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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                         September 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Avanex Corp./R 3/01            COM              05348W109       80    27131 SH       Sole                    27131
Avanex Corp./R 9/01            COM              05348W109       34    11649 SH       Sole                    11649
Boeing Corp.                   COM              097023105     6658   198750 SH       Sole                   198750
Caterpillar                    COM              149123101     9005   201000 SH       Sole                   201000
Cintas Corp.                   COM              172908105     5566   138125 SH       Sole                   138125
Consol Energy, Inc.            COM              20854P109     9095   424400 SH       Sole                   424400
Dal-Tile Int'l                 COM              23426R108    12453   809190 SH       Sole                   809190
Dal-Tile Int'l/R 11/01         COM              23426R108     3573   232194 SH       Sole                   232194
Dal-Tile Int'l/R 12/01         COM              23426R108       68     4440 SH       Sole                     4440
Discovery Ptners Int'l         COM              254675101       95    28421 SH       Sole                    28421
Fastenal Co.                   COM              311900104     4687    82250 SH       Sole                    82250
H & R Block, Inc.              COM              093671105    13072   339000 SH       Sole                   339000
Hawaiian Electric              COM              419870100      585    15000 SH       Sole                    15000
Intuitive Surgical, Inc.       COM              46120E107      208    33395 SH       Sole                    33395
Japan OTC Fund                 COM              471091108     1681   320100 SH       Sole                   320100
Latitude Comm                  COM              518292107       40    22677 SH       Sole                    22677
Linear Technology              COM              535678106    13438   409700 SH       Sole                   409700
MBIA, Inc.                     COM              55262C100    10190   203800 SH       Sole                   203800
Mettler-Toledo Int'l           COM              592688105    10029   238000 SH       Sole                   238000
Molex Inc. Cl A                COM              608554200     8187   336925 SH       Sole                   336925
Nuance Comm.                   COM              669967101      234    36052 SH       Sole                    36052
Robert Half Int'l              COM			770323103     4670   233400 SH       Sole                   233400
SpectraLink Corp.              COM              847580107      278    18345 SH       Sole                    18345
Sprint PCS Corp.               COM              852061506     4953   188400 SH       Sole                   188400
St Mary Land & Expl.           COM              792228108    20541  1289464 SH       Sole                  1289464
Summo Minerals                 COM              86636K106        1   100000 SH       Sole                   100000
Texaco, Inc.                   COM              881694103     8351   128480 SH       Sole                   128480
Tibco Software Inc.            COM              88632Q103      133    18165 SH       Sole                    18165
Tidewater Inc.                 COM              886423102     1727    64700 SH       Sole                    64700
Transocean Sedco Forex         COM              G90078109     8605   325950 SH       Sole                   325950
Tularik, Inc.                  COM              899165104      287    15569 SH       Sole                    15569
Veritas DGC, Inc./R            COM              92343P107      713    63950 SH       Sole                    63950
Waters Corporation             COM              941848103     6811   190400 SH       Sole                   190400
Webmethods, Inc.               COM              94768C108      106    15332 SH       Sole                    15332
Westport Resources             COM              961415106     5083   345800 SH       Sole                   345800
REPORT SUMMARY                 35 DATA RECORDS              171242            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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